Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Loss
Revenues (including amounts with related parties)	$ 59,597	$ 23,704
Operating expenses:
Cost of revenues (including amounts with related parties)	42,394	22,597
Selling, general and administrative	73,122	28,351
Depreciation and amortization	7,799	4,447
Restructuring costs	0	772
Total operating expenses	123,315	56,167
Loss from operations	(63,718)	(32,463)
Other income (expense):
Interest income	3	77
Sublease income (including amounts with related parties)	685	709
Change in fair value of earn-out liability	(31,300)	0
Other income	0	3
Total other income (expense)	(30,612)	789
Loss before income taxes	(94,330)	(31,674)
Income tax expense	1	0
Net loss	(94,331)	(31,674)
Net loss and comprehensive loss	$ (94,331)	$ (31,674)
Net loss per share:
Basic (in dollars per share)	$ (2.89)	$ (2.13)
Diluted (in dollars per share)	$ (2.89)	$ (2.13)
Weighted average common shares outstanding:
Basic weighted average common shares outstanding (in shares)	32,679,105	14,869,184
Diluted weighted average common shares outstanding (in shares)	32,679,105	14,869,184